Significant Customers (Details) - DIGERATI TECHNOLOGIES, INC [Member] - Other Customer [Member]	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Significant Customers (Details) [Line Items]
Derive revenues	10.00%	10.00%
Outstanding accounts receivable percentage	10.00%	10.00%